Note 13 - Commitments and Contingencies - Credit Related Commitments (Details) - CAD ($) $ in Thousands	Apr. 30, 2025	Oct. 31, 2024	Apr. 30, 2024
Statement Line Items [Line Items]
Credit asset commitments	$ 694,300	$ 701,104	$ 510,509
Loan commitments [member]
Statement Line Items [Line Items]
Credit asset commitments	638,708	635,433	438,177
Letters of credit [member]
Statement Line Items [Line Items]
Credit asset commitments	$ 55,592	$ 65,671	$ 72,332